Segmented information - Schedule of revenue and long-lived assets, by geographical areas (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 1,165,787	$ 964,680
Long-lived assets	1,279,052	1,169,843
Australia
Segment Reporting Information [Line Items]
Revenue	590,901	151,789
Long-lived assets	581,992	452,519
Canada
Segment Reporting Information [Line Items]
Revenue	566,669	802,932
Long-lived assets	697,060	717,324
United States
Segment Reporting Information [Line Items]
Revenue	$ 8,217	$ 9,959